Financial Instruments-Risk Management - Summary of Risk Categories of Borrower by Probability Of default (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total	$ 949,234	$ 878,413
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Total	326,690	288,770
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	240,073	219,216
Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	12,155	16,026
Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	89,544	80,507
Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	107,036	94,081
Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	20,578	17,070
Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	7,211	8,583
Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	1,370	889
Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	$ 1,591	1,453
Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	100.00%
Total	$ 588	607
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.05%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.20%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	1.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	3.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	10.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	20.00%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.0499%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.1999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	2.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	9.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	19.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	99.9999%
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	$ 122,428
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	41,146
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	73,094
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	6,494
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	738
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	345
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	416
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	195
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	38,911
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	32,079
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	5,130
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	1,068
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	310
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	185
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	69
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	70
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	45,887
Total	45,887	44,384
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	11,657
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	9,348
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	12,091
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	7,893
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	3,594
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	354
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	803
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	147
Other retail [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	32,847
Total	32,847	$ 31,672
Other retail [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	498
Other retail [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	6,971
Other retail [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	16,721
Other retail [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	5,123
Other retail [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	2,569
Other retail [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	486
Other retail [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	303
Other retail [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	$ 176